Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Information relating to 2024 and 2023 (Details)	12 Months Ended
Dec. 31, 2025
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	2.05%
Change in average foreign currency exchange rate (as a percent)	(8.95%)
US dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(11.62%)
Change in average foreign currency exchange rate (as a percent)	(4.15%)
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(0.47%)
Change in average foreign currency exchange rate (as a percent)	(7.86%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(37.23%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(4.99%)
Change in average foreign currency exchange rate (as a percent)	(1.20%)
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(2.57%)
Change in average foreign currency exchange rate (as a percent)	(4.90%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	1.30%
Change in average foreign currency exchange rate (as a percent)	1.56%